CECL (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	SFr 1,049	SFr 1,049
Allowance for loan losses, Beginning Balance	946	946	SFr 902	SFr 882
Current-period provision for expected credit losses		900
of which methodology change		(19)
of which provisions for interest		37
Net movements recognized in statements of operations			284	201
Gross write-offs		(325)	(299)	(269)
Recoveries		13	25	58
Net write-offs		(312)
Net write-offs, loans			(274)	(211)
Provisions for interest			42	30
Foreign currency translation impact and other adjustments, net		(101)
Foreign currency translation impact and other adjustments, loans, net			(8)	0
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance		1,536	1,049
Allowance for loan losses, Ending Balance			946	902
of which individually evaluated for impairment		866	609	608
of which collectively evaluated for impairment		670	337	294
Loans held at amortized cost
Purchases		2,801	2,496	2,163
Reclassifications from loans held-for-sale		6	11	1
Reclassifications to loans held-for-sale		2,025	3,138	2,352
Sales		1,644	3,001	2,268
Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses	103
Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	808	808
Allowance for loan losses, Beginning Balance	760	760	715	662
Current-period provision for expected credit losses		709
of which methodology change		(19)
of which provisions for interest		15
Net movements recognized in statements of operations			221	182
Gross write-offs		(238)	(213)	(184)
Recoveries		5	16	37
Net write-offs		(233)
Net write-offs, loans			(197)	(147)
Provisions for interest			28	19
Foreign currency translation impact and other adjustments, net		(66)
Foreign currency translation impact and other adjustments, loans, net			(7)	(1)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance		1,218	808
Allowance for loan losses, Ending Balance			760	715
of which individually evaluated for impairment		636	464	462
of which collectively evaluated for impairment		582	296	253
Loans held at amortized cost
Purchases		2,756	2,478	2,163
Reclassifications from loans held-for-sale		6	11	1
Reclassifications to loans held-for-sale		2,007	3,138	2,351
Sales		1,626	3,001	2,267
Corporate and institutional | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses	48
Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	241	241
Allowance for loan losses, Beginning Balance	186	186	187	220
Current-period provision for expected credit losses		191
of which methodology change		0
of which provisions for interest		22
Net movements recognized in statements of operations			63	19
Gross write-offs		(87)	(86)	(85)
Recoveries		8	9	21
Net write-offs		(79)
Net write-offs, loans			(77)	(64)
Provisions for interest			14	11
Foreign currency translation impact and other adjustments, net		(35)
Foreign currency translation impact and other adjustments, loans, net			(1)	1
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance		318	241
Allowance for loan losses, Ending Balance			186	187
of which individually evaluated for impairment		230	145	146
of which collectively evaluated for impairment		88	41	41
Loans held at amortized cost
Purchases		45	18	0
Reclassifications from loans held-for-sale		0	0	0
Reclassifications to loans held-for-sale		18	0	1
Sales		18	0	1
Consumer | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses	55
Bank
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	1,048	1,048
Allowance for loan losses, Beginning Balance	945	945	901	881
Current-period provision for expected credit losses		900
of which methodology change		(19)
of which provisions for interest		37
Net movements recognized in statements of operations			284	201
Gross write-offs		(325)	(299)	(269)
Recoveries		13	25	58
Net write-offs		(312)
Net write-offs, loans			(274)	(211)
Provisions for interest			42	30
Foreign currency translation impact and other adjustments, net		(101)
Foreign currency translation impact and other adjustments, loans, net			(8)	0
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance		1,535	1,048
Allowance for loan losses, Ending Balance			945	901
of which individually evaluated for impairment		865	608	607
of which collectively evaluated for impairment		670	337	294
Loans held at amortized cost
Purchases		2,801	2,496	2,163
Reclassifications from loans held-for-sale		6	11	1
Reclassifications to loans held-for-sale		2,025	3,138	2,352
Sales		1,644	3,001	2,268
Bank | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses	103
Bank | Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	807	807
Allowance for loan losses, Beginning Balance	759	759	714	661
Current-period provision for expected credit losses		709
of which methodology change		(19)
of which provisions for interest		15
Net movements recognized in statements of operations			221	182
Gross write-offs		(238)	(213)	(184)
Recoveries		5	16	37
Net write-offs		(233)
Net write-offs, loans			(197)	(147)
Provisions for interest			28	19
Foreign currency translation impact and other adjustments, net		(66)
Foreign currency translation impact and other adjustments, loans, net			(7)	(1)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance		1,217	807
Allowance for loan losses, Ending Balance			759	714
of which individually evaluated for impairment		635	463	461
of which collectively evaluated for impairment		582	296	253
Loans held at amortized cost
Purchases		2,756	2,478	2,163
Reclassifications from loans held-for-sale		6	11	1
Reclassifications to loans held-for-sale		2,007	3,138	2,351
Sales		1,626	3,001	2,267
Bank | Corporate and institutional | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses	48
Bank | Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	241	241
Allowance for loan losses, Beginning Balance	186	186	187	220
Current-period provision for expected credit losses		191
of which methodology change		0
of which provisions for interest		22
Net movements recognized in statements of operations			63	19
Gross write-offs		(87)	(86)	(85)
Recoveries		8	9	21
Net write-offs		(79)
Net write-offs, loans			(77)	(64)
Provisions for interest			14	11
Foreign currency translation impact and other adjustments, net		(35)
Foreign currency translation impact and other adjustments, loans, net			(1)	1
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance		318	241
Allowance for loan losses, Ending Balance			186	187
of which individually evaluated for impairment		230	145	146
of which collectively evaluated for impairment		88	41	41
Loans held at amortized cost
Purchases		45	18	0
Reclassifications from loans held-for-sale		0	0	0
Reclassifications to loans held-for-sale		18	0	1
Sales		SFr 18	SFr 0	SFr 1
Bank | Consumer | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses	SFr 55